Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Share-Based Compensation Plans

13.          Share-Based Compensation Plans

The Company has a share-based incentive plan which provides for the grant of performance-based restricted share units (“PRSUs”), to encourage employees of the Company to participate in the long-term success of the Company.

The Company's outstanding PRSUs as of December 31, 2018 vest on January 1, 2019, 2020 and 2021.  The final value of the PRSUs upon vesting is determined by a performance modifier, which is adjusted as a result of the financial performance of the Company in the grant year.  If an employee’s employment with the Company is terminated, with the exception of retirement, all unvested PRSUs are forfeited.

On December 31, 2018, certain PRSUs, which previously were cash-settled, were converted to equity settled PRSUs. The conversion was at fair value, using a unit price consistent with the share price of the Company, and as a result of the impact of the performance modifier on PRSUs value, 1,033.2 cash-settled PRSUs were converted into the equivalent value of 1,442.2 equity settled PRSUs. Equity-settled PRSUs have vesting terms similar to the cash-settled PRSUs and are converted into shares of the Company on the February 1 following vesting. The shares received upon conversion are subject to certain selling restrictions including an underwriter's lockup period if an IPO of the Company is effective or a restriction that the shares can only be sold to the Company in January or June, if there is not an effective IPO of the Company. As a result of the modification, which impacted 54 employees, the Company reclassified $19,072,000 from employee equity compensation payable to members' capital.

The following table reports the activity for equity-settled PRSUs issued by the Company:

		Weighted
		Average
	Number of	Fair Value
Successor	PRSUs	of PRSUs
Outstanding at October 1, 2018	—	$—
Converted to equity settled PRSUs	1,442.2	30,482
Outstanding at December 31, 2018	1,442.2	$30,482

The following table reports the activity for equity-settled PRSUs issued by the Company adjusted retroactively for the Recapitalization described in Note 2:

		Weighted
		Average
	Number of	Fair Value
Successor	PRSUs	of PRSUs
Outstanding at October 1, 2018	—	$—
Converted to equity settled PRSUs	2,003,100	21.95
Outstanding at December 31, 2018	2,003,100	$21.95

The remaining PRSUs that are cash-settled are accounted for as liability awards. The Company measures the cost of employee services received in exchange for the award based on its current fair value. The fair value of each award is based on the fair value of the Company and the value of accumulated dividend rights associated with each award. The fair value of that award is remeasured subsequently at each reporting date through to settlement. Changes in the award's fair value during the requisite service period is recognized as compensation cost over that period.

The following table reports the activity for cash-settled PRSUs issued by the Company:

		Weighted
		Average
	Number of	Fair Value
Predecessor	PRSUs	of PRSUs
Outstanding at December 31, 2015	574.7	$22,512
Granted	512.8	21,723
Forfeited	(12.9)	23,170
Outstanding at December 31, 2016	1,074.6	13,159
Granted	511.7	24,911
Forfeited	(8.7)	26,770
Outstanding at December 31, 2017	1,577.6	31,039
Granted	531.9	29,609
Exercised	(560.4)	32,246
Forfeited	(9.9)	31,130
Outstanding at September 30, 2018	1,539.2	$38,017

Successor
Outstanding at October 1, 2018	1,539.2	$38,017
Granted	36.7	42,892
Forfeited	(20.2)	34,891
Converted to equity settled PRSUs	(1,033.2)	42,696
Outstanding at December 31, 2018	522.5	$34,221

The Company maintains an Option Plan which was established to recruit and retain key employees, directors and consultants by providing such participating individuals with a proprietary interest in the performance of the Company. There are currently 13,912.7 shares reserved for issuance under the Option Plan. In October 2018, the Company made a special award of options under the Option Plan. The options have a graded vesting schedule with vesting dates of January 1, 2019, 2020, 2021 and 2022. Half of the options only vest if the Company achieves certain performance targets. All options expire ten years from the grant date.

In accounting for the options issued under this plan, the Company measures and recognizes compensation expense for all awards based on their estimated fair values measured as of the grant date. These options are only exercisable any time following the closing of an initial public offering or during a 15‑day period following a change in control of the Company. Costs related to these options will be recognized as an expense in the consolidated statements of income over the requisite service period, when exercisability is considered probable. Therefore expense will only be recognized upon the completion of an initial public offering or a change in control, over the vesting period, with an offsetting increase to members' capital.

The fair value of the options is calculated at the date of grant using the Black-Scholes model.  The significant assumptions used to estimate the fair value of the options as of grant date are as follows:

Weighted Average Expected Life (years)	5.7
Weighted Average Risk Free Interest Rate	2.94%
Weighted Average Expected Volatility	20.0%
Weighted Average Expected Dividend Yield	4.02%
Share Price	$25,657
Exercise Price	$28,594

The following table reports the activity for options issued by the Company:

		Weighted			Weighted
		Average		Weighted	Average
		Grant Date	Intrinsic	Average	Remaining
	Number of	Fair Value	Value	Exercise	Contract
Successor	Options	of Options	(in thousands)	Price	Life (years)
Outstanding at October 1, 2018	—	$—
Granted	13,025.8	2,569		$28,594
Outstanding at December 31, 2018	13,025.8	$2,569	$4,741	$28,594	9.8

The following table reports the activity for options issued by the Company adjusted retroactively for the Recapitalization described in Note 2:

		Weighted			Weighted
		Average		Weighted	Average
		Grant Date	Intrinsic	Average	Remaining
	Number of	Fair Value	Value	Exercise	Contract
Successor	Options	of Options	(in thousands)	Price	Life (years)
Outstanding at October 1, 2018	—	$—
Granted	18,091,793	1.85		$20.59
Outstanding at December 31, 2018	18,091,793	$1.85	$4,741	$20.59	9.8

Prior to 2015, the Company granted employees Stock Appreciation Rights ("SARs"). The SARs had graded vesting schedules with expiration dates through December 31, 2016. If an employee was terminated without cause, all unvested SARs were forfeited. All vested SARs were only exercisable during a specific period of the year and must have been exercised by 2017.

The fair value of the SARs is calculated at the date of grant and remeasurement date using an appropriate valuation model such as Black-Scholes. Consequently, the fair values of these awards are based on the estimated fair value at that date.

At December 31, 2016, due to the expiration of the SARs, the fair value of each award equals the intrinsic value.

The following table reports activity for the SARs issued by the Company:

		Weighted
		Average
	Number of	Exercise Price
Predecessor	SARS	of SARs
Outstanding at December 31, 2015	6,315.5	$16,839
Forfeited	(91.0)	17,280
Exercised	(3,338.4)	16,389
Outstanding at December 31, 2016	2,886.1	$17,344
Exercised	(2,886.1)	17,344
Outstanding at December 31, 2017	—	$—

As of December 31, 2018, total unrecognized compensation cost related to non-vested share-based compensation arrangements and the expected recognition period are as follows:

	Cash-Settled	Equity Settled
	PRSUs	PRSUs	Options
Total unrecognized compensation cost	$419,000	$24,853,000	$33,460,000
Weighted average recognition period	1.8 years	1.7 years	0.9 years

Certain employees acquired or vested in Class C Shares, Class P(C) Shares and Class P‑1(C) Shares of the Company (collectively the “Employee Shares”).

The following table records activity of the Employee Shares.

	Class C	Class P(C)	Class P-1(C)
Predecessor	Shares	Shares	Shares
Outstanding at December 31, 2015	528	2	—
Sold	(24)	—	—
Outstanding at December 31, 2016	504	2	—
Purchased	5	—	—
Sold	(62)	—	—
Outstanding at December 31, 2017	447	2	—
Sold	—	—	232
Outstanding at September 30, 2018	447	2	232

Successor
Outstanding at October 1, 2018	447	2	232
Sold	—	—	—
Outstanding at December 31, 2018	447	2	232

The Employee Shares are classified as mezzanine capital, as opposed to members’ capital, due to the right of employees to sell the shares back to the Company at fair market value upon termination of employment.  Employee Shares that have been outstanding for less than six months are included in employee equity compensation payable.  At December 31, 2017 there were no Employee Shares included in employee compensation payable. At December 31, 2018, $6,727,000 of vested Class P-1(C) Shares are included in employee compensation payable with any changes in the value of the shares included in compensation cost on the consolidated statements of income.  Changes in the Employee Shares' fair value included in mezzanine capital are not recognized as compensation cost.

For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, $9,413,000, $15,949,000,  $26,100,000 and $19,032,000, respectively, has been expensed relating to PRSUs, options and shares granted to or acquired by employees and included in employee compensation and benefits in the consolidated statements of income.